EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Male | at age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 8 months 12 days	23 years 7 months 6 days
Male | at age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 4 months 24 days	23 years 2 months 12 days
Male | at age 45 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years 7 months 6 days	23 years 1 month 6 days
Male | at age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 10 months 24 days	24 years 10 months 24 days
Male | at age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years 2 months 12 days	22 years 1 month 6 days
Male | at age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	20 years 7 months 6 days	20 years 6 months
Male | at age 65 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21 years 7 months 6 days	22 years 1 month 6 days
Male | at age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 6 months	23 years 4 months 24 days
Female | at age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 1 month 6 days	25 years 8 months 12 days
Female | at age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 3 months 18 days	26 years 2 months 12 days
Female | at age 45 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 7 months 6 days	25 years 2 months 12 days
Female | at age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 4 months 24 days	26 years 4 months 24 days
Female | at age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 9 months 18 days	24 years 4 months 24 days
Female | at age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years	23 years 10 months 24 days
Female | at age 65 | United Kingdom | S2PxA CMI 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 4 months 24 days	24 years
Female | at age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 1 month 6 days	25 years